HELD FOR SALE - Narratives (Details) $ in Millions	3 Months Ended
	Jun. 30, 2025 USD ($) property	Mar. 31, 2025 USD ($) property	Dec. 31, 2024 property
Disclosure of financial assets [line items]
Proceeds from sale of investment property | $	$ 390	$ 642
Office | United States
Disclosure of financial assets [line items]
Number of assets held for sale	14		3
Number of investment property sold	2
Office | Australia
Disclosure of financial assets [line items]
Number of assets held for sale			1
Number of investment property sold		1
Malls | United States
Disclosure of financial assets [line items]
Number of assets held for sale			4
Number of investment property sold		2
Hotel | United States
Disclosure of financial assets [line items]
Number of assets held for sale	10		2
Number of investment property sold		2
Logistics | United States
Disclosure of financial assets [line items]
Number of investment property sold		1
Logistics | Japan
Disclosure of financial assets [line items]
Number of investment property sold	1	1
Logistics | Europe
Disclosure of financial assets [line items]
Number of assets held for sale			6
Number of investment property sold		6
Logistics | South Korea
Disclosure of financial assets [line items]
Number of investment property sold	1
Logistics | Spain
Disclosure of financial assets [line items]
Number of assets held for sale	1
Manufactured housing | United States
Disclosure of financial assets [line items]
Number of assets held for sale			2
Number of investment property sold		2
Retail | United States
Disclosure of financial assets [line items]
Number of assets held for sale	4
Number of investment property sold	2
Retail | Brazil
Disclosure of financial assets [line items]
Number of investment property sold	2
Multifamily | United States
Disclosure of financial assets [line items]
Number of assets held for sale	1